EQUITY ACCOUNTED INVESTMENTS - Change in Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interests In Other Entities [Abstract]
Beginning balance	$ 198	$ 222
Additions	11	0
Dispositions	(12)	0
Share of net income (loss)	10	8
Distributions received	(18)	(18)
Foreign currency translation and other	(4)	(14)
Ending balance	$ 185	$ 198